Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Equity [Abstract]
Equity

Note 13 — Equity

The total number of shares which the Company shall have the authority to issue is one hundred and ten million (110,000,000) shares of two classes of capital stock to be designated respectively preferred stock (“Preferred Stock”) and common stock (“Common Stock”). The total number of shares of Common Stock the Corporation shall have authority to issue is 100,000,000 shares, par value $0.0001 per share. The total number of shares of Preferred Stock the Corporation shall have authority to issue is 10,000,000 shares, par value $0.0001 per share. The Preferred Stock authorized by this Certificate of Incorporation may be issued in series. As a result of the Merger as described in note 1, all share and per share data has been retroactively restated to reflect the current capital structure of the Company.

Shares issued in connection with the Company’s Merger on March 11, 2024:

Common Stock
Lakeshore’s shares outstanding prior to reverse recapitalization	2,241,500
Shares issued to private rights	35,150
Conversion of the Lakeshore’s public shares and rights	790,097
Shares issued to service providers	801,539
Bonus shares issued to in connection with Lakeshore loans *	66,000
Bonus shares issued to in connection with NMI loans *	100,000
Conversion of NMI’s shares into the Company’s ordinary shares	22,272,478
Total shares outstanding	26,306,764

*	In connection with the Merger, the Company, Lakeshore and NMI further entered into a Letter Agreement on November 15, 2023, a total of 125,000 shares of the Company’s common stock will be issued upon closing of the Merger in connection with certain transactions relating to the Merger: (i) 50,000 shares to Tie (James) Li and 50,000 shares to Zhiyi (Jonathan) Zhang (or 100,000 shares in the aggregate) in connection with their guarantees of the repayment of the Newtek Loan, which was loaned to a subsidiary of NMI with the principal amount of $3,700,000; (ii) 12,500 shares to Tie (James) Li and 12,500 shares to Deyin (Bill) Chen (or 25,000 shares in the aggregate) in connection with their loans to Lakeshore, each with the principal amount of $125,000 under separate but similar loan agreements); At the Close of Merger, additional shares of 16,000 and 25,000 were issued to Tie (James) Li and Prosperity Spring International Investment Management in connection with their loans to Lakeshore.

The shares were valued $10 per share, of which $1.0 million (100,000 shares awarded pertaining to loan guarantee for the Newtek loan) was expensed as finance expense in the Company unaudited condensed consolidated statements of operations during the three and six months ended June 30, 2024. $660,000 was expensed in Lakeshore’s statements of operations and carried over as retained deficit after the Merger. The shares in connection with the loans have been issued during the close of the Merger.

2024 Incentive Plan

In connection with the Merger, the Company adopted the Equity Incentive Plan (the “2024 Incentive Plan”).

The 2024 Incentive Plan will provide for grants of stock options, stock appreciation rights, restricted stock, restricted stock units, and other stock or equity-related cash-based awards. Directors, officers and other employees of the Company and its subsidiaries, as well as others performing consulting or advisory services for the Company, will be eligible for grants under the 2024 Incentive Plan.

The 2024 Incentive Plan provides for the future issuance of shares of the Company’s Common Stock, representing 10% of the number of shares of the Company’s Common Stock outstanding following the Business Combination (after giving effect to the Redemption). The 2024 Incentive Plan also provides for an annual increase on January 1 for each of the first ten (10) calendar years during the term of the 2024 Incentive Plan by the lesser of (a) Five percent (5%) of all classes of the Company’s common stock outstanding on each December 31 immediately prior to the date of increase or (b) such number of Shares determined by the Board.

Shares award to Mr. Hausman and Mr. Carpenter per Letter Agreement stated above has a fair value of $1.1 million and were expensed as compensation expenses according to vesting terms.

Pursuant to board resolution dated March 24, 2024, certain key employees were approved for stock incentives including George Yutuc (Chief Financial Officer), Kirk Collins (Director of Sales), and Amber Wang (Controller). Each can receive shares that vest over time of 100,000, 50,000 and 50,000 shares, respectively. Each of these employees have signed an employment agreement that reflects such shares and unique vesting schedules. The fair value of the shares to be issued was approximately $178,000 at $0.89 per share.

On April 2, 2024, the Company entered into an investor relations consulting agreement with MZHCI LLC (“MZHCI”) pursuant to which MZHCI will provide investor relations services to the company and the agreement has a term of six months. The Company will pay $14,000 cash per month and to issue MZHCI 150,000 shares of restricted common stock, 75,000 shares will be vested immediately upon signing the agreement and 75,000 shares will vest on October 1, 2024. The fair value of the shares to be issued was approximately $143,000 at $0.95 per share. The 150,000 shares were issued on May 7, 2024.

For the three and six months ended June 30, 2024, the Company recorded stock compensation expenses of $195,908 and $367,805, respectively. Those stock compensation expenses are included in the Company’s operating expenses.

Warrants

In connection with the reverse recapitalization, the Company has assumed 3,625,750 warrants outstanding, which consisted of 3,450,000 public warrants and 175,750 private warrants. Both of the public warrants and private warrant met the criteria for equity classification.

Each whole warrant entitles the holder to purchase one ordinary share at a price of $11.50 per share, subject to adjustment as described below, commencing 30 days after the completion of its initial business combination, and expiring five years from after the completion of an initial business combination. No fractional warrant will be issued and only whole warrants will trade.

The Company may redeem the warrants at a price of $0.01 per warrant upon 30 days’ notice, only in the event that the last sale price of the ordinary shares is at least $18.00 (as adjusted for share sub-divisions, share dividends, reorganizations and recapitalizations) per share for any 20 trading days within a 30-trading day period ending on the third day prior to the date on which notice of redemption is given, provided there is an effective registration statement and current prospectus in effect with respect to the ordinary shares underlying such warrants during the 30 day redemption period. If the Company redeems the warrants as described above, management will have the option to require all holders that wish to exercise warrants to do so on a “cashless basis.” If a registration statement is not effective within 90 days following the consummation of a business combination, warrant holders may, until such time as there is an effective registration statement and during any period when the Company shall have failed to maintain an effective registration statement, exercise warrants on a cashless basis pursuant to an available exemption from registration under the Securities Act. If an exemption from registration is not available, holders will not be able to exercise their warrants on a cashless basis and in no event (whether in the case of a registration statement being effective or otherwise) will the Company be required to net cash settle the warrant exercise. If an initial business combination is not consummated, the warrants will expire and will be worthless.

In addition, if (a) the Company issues additional ordinary shares or equity-linked securities for capital raising purposes in connection with the closing of its initial business combination at a newly issued price of less than $9.20 per share (with such issue price or effective issue price to be determined in good faith by our board of directors and, in the case of any such issuance to our initial shareholders or their affiliates, without taking into account any founders’ shares held by the Company’s initial shareholders or such affiliates, as applicable, prior to such issuance), (b) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial business combination on the date of the consummation of the Company’s initial business combination (net of redemptions), and (c) the volume weighted average trading price of the Company’s ordinary shares during the 20 trading day period starting on the trading day prior to the day on which the Company consummates its initial business combination is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the market value and the newly issued price, and the $18.00 per share redemption trigger price described above will be adjusted (to the nearest cent) to be equal to 180% of the higher of the market value and the newly issued price.

Note 14 — Equity

The total number of shares which the Company shall have the authority to issue is one hundred and ten million (110,000,000) shares of two classes of capital stock to be designated respectively preferred stock (“Preferred Stock”) and common stock (“Common Stock”). The total number of shares of Common Stock the Corporation shall have authority to issue is 100,000,000 shares, par value $0.0001 per share. The total number of shares of Preferred Stock the Corporation shall have authority to issue is 10,000,000 shares, par value $0.0001 per share. The Preferred Stock authorized by this Certificate of Incorporation may be issued in series. As a result of the Merger as described in note 1, all share and per share data has been retroactively restated to reflect the current capital structure of the Company.

On April 15, 2022, Nature’s Miracle entered into a Subscription Agreement with Nature’s Miracle Incorporated, a company incorporated in Cayman. Pursuant to the Subscription Agreement, the company issued 6,904,468 shares of its common stock, raising net proceeds of $394,000.

On June 1, 2022, Nature’s Miracle entered into share exchange agreements with Visiontech, Hydroman and their owners. Pursuant to Visiontech Share Exchange Agreement, the Company agreed to issue 8,908,991 shares of common stock to Visiontech owners in exchange for 100% of the equity interest of Visiontech. Pursuant to Hydroman Share Exchange Agreement, the Company agreed to issue 6,459,019 shares of common stock to Hydroman owners in exchange for 100% of the equity interest of Hydroman.

The Company, Lakeshore and Nature’s Miracle further entered into a Letter Agreement on November 15, 2023, a total of 235,000 shares of the Company’s common stock will be issued upon closing of the Merger in connection with certain transactions relating to the Merger and Nature’s Miracle’s employment agreements: (i) 50,000 shares to Tie (James) Li and 50,000 shares to Zhiyi, Zhang (or 100,000 shares in the aggregate) in connection with their guarantees of the repayment of the Newtek Loan, which was loaned to a subsidiary of Natures Miracle with the principal amount of $3,700,000; (ii) 12,500 shares to Tie (James) Li and 12,500 shares to Deyin (Bill) Chen (or 25,000 shares in the aggregate) in connection with their loans to Lakeshore, each with the principal amount of $125,000 under separate but similar loan agreements); (iii) 10,000 shares to Charles Jourdan Hausman in connection with his appointment as a board member with Nature’s Miracle and (iv) 100,000 shares to Darin Carpenter in connection with an employment agreement with Nature’s Miracle.

The shares were valued at approximately $2.35 million and will be expensed in the Company’s statements of operations after consummation of the Merger in accordance with the service period.

2024 Incentive Plan

In connection with the Merger, the Company adopted the Equity Incentive Plan (the “2024 Incentive Plan”).

The 2024 Incentive Plan will provide for grants of stock options, stock appreciation rights, restricted stock, restricted stock units, and other stock or equity-related cash-based awards. Directors, officers and other employees of the Company and its subsidiaries, as well as others performing consulting or advisory services for the Company, will be eligible for grants under the 2024 Incentive Plan.

The 2024 Incentive Plan provides for the future issuance of shares of the Company’s Common Stock, representing 10% of the number of shares of the Company’s Common Stock outstanding following the Business Combination (after giving effect to the Redemption). The 2024 Incentive Plan also provides for an annual increase on January 1 for each of the first ten (10) calendar years during the term of the 2024 Incentive Plan by the lesser of (a) Five percent (5%) of all classes of the Company’s common stock outstanding on each December 31 immediately prior to the date of increase or (b) such number of Shares determined by the Board.

Pursuant to board resolution dated August 23, 2023, the Company is to grant a one-time award of 10,000 shares of common stock of the company to Charles Hausman, a Director of the Company; a one-time award of 50,000 shares of the company to Tie “James” Li and a one-time award of 50,000 shares of the company to Zhiyi Zhang, both executives of the Company. The above awards are vested immediately upon consummation of the business combination with Lakeshore.

Pursuant to board resolution dated September 20, 2023, the Company approved a stock grant to Mr. Darin Carpenter, Chief Operating Officer of the Company, pursuant to which Mr. Carpenter will be issued 100,000 shares of the Company’s common stock over a two-year service period upon consummation of the business combination Lakeshore.

As of December 31, 2023, no shares have been issued under the plan.